Guarantees, commitments and risks - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Guarantees, commitments and risks
Gross amount of financial liabilities	€ 16,445	€ 18,280
Gross amount of financial assets subject to offsetting	900	1,533
Net amount of financial liabilities	15,545	16,747
Other current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	7,758	7,048
Gross amount of financial assets subject to offsetting	612	1,636
Net amount of financial liabilities	7,146	5,412
Trade and other receivables
Guarantees, commitments and risks
Gross amount of financial assets	13,773	15,634
Gross amount of financial liabilities subject to offsetting	900	1,533
Net amount of financial assets	12,873	14,101
Other current assets
Guarantees, commitments and risks
Gross amount of financial assets	4,584	4,455
Gross amount of financial liabilities subject to offsetting	612	1,636
Net amount of financial assets	€ 3,972	€ 2,819